Note 13 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	Loans and receivables/ financial liabilities (Amortized cost)

Measurement basis	December 31, 2022	December 31, 2021
Financial assets
Cash and cash equivalents	$85,940,728	$102,208,807
Accounts receivable	33,791,853	30,972,608

	119,732,581	133,181,415
Financial liabilities
Accounts payable and accrued liabilities	$26,546,031	$24,853,497
Term loans	3,790,572	5,916,956
International loans	431,774	882,085
Lease obligations	6,649,995	4,206,869

	37,418,372	35,859,407